Consolidated cash flow statement (Parenthetical) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Consolidated cash flow statement
Interest received	£ 10,007	£ 11,245	£ 10,927
Interest paid	£ 2,414	£ 3,318	£ 2,511